CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,275)	$ (7,725)	$ (14,002)	$ (7,489)
Adjustment to Reconcile Net Loss to Net Cash Used in Operating Activities
Depreciation and Amortization	536	694	944	803
Reserve for Inventory Obsolescence			229
Allowance for Doubtful Accounts	5,082	1,780	5,338	32
Common Stock Issued for Services, Salaries and Wages	160	874	912	1,407
Amortization of Loan Discount	3,223	57	76	2
Loss on Disposal of Leasehold Improvements				14
Impairment of Intangible Assets		64	61
Extinguishment of Convertible Debt	368
Loss on Derivative Liability	52
Changes in Operating Assets and Liabilities
Accounts Receivable	537	(15,609)	(14,797)	(4,992)
Deferred Loan Costs	458	223	361	(130)
Inventory	814	(2,095)	(3,243)	(543)
Deposits		(35)	(29)	75
Prepaid Expenses and Other Current Assets	(171)	(1,514)	(896)	147
Restricted Cash				(43)
Accounts Payable	659	269	(1,246)	1,578
Accrued Expenses	288	864	1,530	511
NET CASH USED IN OPERATING ACTIVITIES	(4,269)	(22,153)	(24,762)	(8,628)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Property, Equipment and Intangibles	(180)	(1,290)	(7,918)	(263)
Proceeds from Sale of Equipment	15
NET CASH USED IN INVESTING ACTIVITIES	(165)	(1,290)	(7,918)	(263)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Capital Leases	(50)	(13)	(47)	(25)
Proceeds from Capital Leases		96	356
Noncontrolling Interest Activities		4	4
Payments on Notes and Loan Payable	(603)		(145)	(59)
Proceeds from Loan Payable, Net of Loan Costs		2,500	6,962	2,520
Proceeds from Convertible Subordinated Notes, Issuance Costs	600	11,225	11,225
Proceeds from Issuance of Common Stock and Subscriptions, Net of Issuance Costs	400	11,363	15,860	7,505
Proceeds from Issuance of Preferred Stock, Net of Issuance Costs	400
NET CASH PROVIDED BY FINANCING ACTIVITIES	747	25,175	34,215	9,941
FOREIGN CURRENCY TRANSLATION	(15)	(93)	14	35
NET INCREASE (DECREASE) IN CASH	(3,702)	1,639	1,549	1,085
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3,940	2,391	2,391	1,306
CASH AND CASH EQUIVALENTS, END OF PERIOD	237	4,030	3,940	2,391
Cash Paid During the Year For:
Interest	460	417	1,025	2
Income Taxes
Shares issued under a private placement (in shares)			5,721,500	2,842,642
Shares issued under a private placement			$ 15,860	$ 8,025